Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel Expenses
Personnel expenses

39.	Personnel expenses

a) Breakdown

The breakdown of “Personnel expenses” is as follows:

Thousand of reais	2022	2021	2020
Wages and salaries	6,311,240	5,905,394	5,730,779
Social security costs	1,431,129	1,153,164	1,222,352
Benefits	1,602,744	1,434,815	1,390,044
Defined benefit pension plans (note 22)	6,447	6,415	6,892
Contributions to defined contribution pension plans	128,091	152,156	117,216
Share-based compensation	39,876	24,045	19,348
Training	59,832	54,858	49,037
Other personnel expenses	317,636	294,855	335,814
Total	9,896,995	9,025,702	8,871,482

b) Share-Based Compensation

Banco Santander has long-terms compensation plans linked to the market price of the shares. The members of the Executive Board of Banco Santander are eligible for these plans, as well as other members selected by the Board of Directors, whose selection will take into account seniority of the group. For the Board of Directors members in order to be eligible, it is necessary to exercise Executive Board functions. These amounts are recorded under Other liabilities (Note 24) and personnel expenses (Note 39.a).

b.1) Local and Global Program

				01/01 to 12/31/2022		01/01 to 12/31/2021		01/01 to 12/31/2020
Program	Liquidity Type	Vesting Period	Period of Exercise
		01/2019 to 12/2021	2022 and 2023	R$ 40,403	(*)	R$ 4,216,667	(*)	R$ 4,916,667
		01/2020 to 12/2022	2023	R$ 4,002,000	(*)	R$ 3,668,000	(*)	R$ -
		01/2020 to 12/2022	2023 and 2024	R$ -	(*)	R$ 2,986,667	(*)	R$ 9,440,000
		01/2021 to 09/2024	2024	R$ 23,490,000	(*)	R$ 13,520,000	(*)	R$ -
		01/2021 to 12/2023	2023	R$ 1,500,000	(*)	R$ 1,834,000	(*)	R$ -
Local	Santander Brasil Bank Shares	07/2019 to 06/2022	2022	111,066	SANB11	111,962	SANB11	109,677	SANB11
		09/2020 to 09/2022	2022	304,594	SANB11	301,583	SANB11	450,738	SANB11
		01/2020 to 09/2023	2023	209,278	SANB11	249,666	SANB11	281,031	SANB11
		01/2021 to 12/2022	2023	139,163	SANB11	177,252	SANB11	-	SANB11
		01/2021 to 12/2023	2024	343,863	SANB11	327,065	SANB11	-	SANB11
		01/2021 to 01/2024	2024	222,178	SANB11	30,545	SANB11	-	SANB11
		01/2020 to 12/2022	2023	159,253	SAN (**)	309,576	SAN (**)	318,478	SAN (**)
Global	Santander Spain Shares and Options	01/2020 to 12/2022	2023, with limit for options' exercise until 2030	832,569	Options s/ SAN (**)	1,618,445	Options s/ SAN (**)	1,664,983	Options s/ SAN (**)
		01/2021 to 12/2023	02/2024	124,184	SAN (**)	135,632		-
		01/2021 to 12/2023	02/2024, with limit for options' exercise until 02/2029	370,477	Options s/ SAN (**)	404,630		-
				R$ 28,992,000	(*)	R$ 26,225,334	(*)	R$ 14,356,667	(*)
Balance of Plans on December 31, 2022				1,436,867	SANB11	1,198,073	SANB11	841,446	SANB11
				434,140	SAN	445,208	SAN	318,478	SAN
				1,781,759	Options s/ SAN	2,023,075	Options s/ SAN	1,664,983	Options s/ SAN

(*) Plan target in Reais, to be converted into SANB11 shares according to the achievement of the plan's performance indicators at the end of the vesting period, based on the quotation of the last 15 trading sessions of the month immediately preceding the grant.

(**) Target of the plan in SAN shares and options, to be paid in cash at the end of the vesting period, according to the achievement of the plan's performance indicators.

Our long-term programs are divided into Local and Global plans, with specific performance indicators and condition of maintaining the participant's employment relationship until the payment date in order to be entitled to receive.

The calculation of payment for the plans is based on the percentage of achievement of the indicators applied to the reference value (target), with the Local plans being paid in SANB11 units and the Global plans in shares and options of Grupo Santander (SAN).

Each participant has a reference value defined in cash, converted into SANB11 units or into shares and options of Grupo Santander (SAN), normally based on the quotation of the last 15 trading sessions of the month immediately preceding the granting of each plan. At the end of the vesting period, the payment of either the resulting shares in the case of local plans, or the cash value corresponding to the shares/options of the global plans, is made with a 1-year restriction, and this payment is still subject to the application of the Malus clauses /Clawback, which may reduce or cancel the shares to be delivered in cases of non-compliance with internal rules and exposure to excessive risks.

Impact on Income

The impacts on the result are recorded in the Personnel Expenses item, as follows:

			Consolidated
		01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Program	Settlement Type
Local	Santander Actions (Brazil)	25,506	20,720	10,776
Global	Santander Spain shares and stock options	3,706	3,534	846

b.2) Variable Remuneration based in shares

The long-term incentive plan (deferral) sets forth the requirements for payment of future deferred installments of variable remuneration, considering the long-term sustainable financial bases, including the possibility of applying reductions or cancellations due to the risks assumed and fluctuations the cost of capital.

The variable remuneration plan with payment referenced in Banco Santander shares is divided into 2 programs: (i) Identified Collective and (ii) Other Employees. The impacts on the result are accounted for under Personnel Expenses, as follows:

Program	Participant	Liquidity Type	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	8,228	63,658	103,696
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	76,275	111,995	98,696